SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
List Of Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
3. SIGNIFICANT ACCOUNTING POLICIES

The principal accounting policies are set out below:

a)Basis of presentation and consolidation

The consolidated financial statements incorporate the financial statements of the Company and its subsidiaries. Subsidiaries are those entities controlled by the Company. Control exists when the Company is exposed to or has rights to the variable returns from the subsidiary and has the ability to affect those returns through its power over the subsidiary. Power is defined as existing rights that give the Company the ability to direct the relevant activities of the subsidiary. The financial statements of the subsidiaries are included in the consolidated financial statements from the date that control is transferred to the Company to the date control ceases. All intercompany transactions, balances, income and expenses are eliminated in full upon consolidation.

The subsidiaries of the Company as at December 31, 2020 and their principal activities are described below:

Name	Country of Incorporation	Proportion of Ownership Interest	Principal Activity
Kirkland Lake Gold Inc.	Canada	100%	Operating
St Andrew Goldfields Ltd.	Canada	100%	Non-operating
Detour Gold Corporation	Canada	100%	Operating
Crocodile Gold Inc.	Canada	100%	Holding Company
Kirkland Lake Gold Victorian Holdings Pty Ltd.	Australia	100%	Holding Company
Fosterville Gold Mine Pty Ltd.	Australia	100%	Operating
Kirkland Lake Gold Australia Pty Ltd.	Australia	100%	Holding Company
NT Mining Operations Pty Ltd.	Australia	100%	Non-operating
b)Foreign currency translation
The functional currency for each entity consolidated within the Company's financial statements is determined by the currency of the primary economic environment in which it operates (the “functional currency”). The functional currency for the Company and its Canadian subsidiaries up until December 31, 2020 was the Canadian dollar; the functional currency for all Australian subsidiaries is the Australian dollar. The consolidated financial statements are presented in United States dollars which is the presentation currency for the Company.

The Company elected to change the tax reporting currency of its Canadian subsidiaries from the Canadian to the United States dollar effective January 1, 2021. This change in tax reporting currency resulted in a re-assessment of the primary and secondary factors under International Accounting Standards ("IAS") 21 and led to the conclusion that the functional currency of the Canadian entities is the United States dollar. Effective December 31, 2020, the functional currency of the Company's Canadian entities changed from the Canadian dollar to the United States dollar, with the change applied on a prospective basis. Since the Company's presentation currency continues to be the United States dollar, there is no impact to comparative financial statement figures.

In preparing the financial statements of the individual entities, transactions in currencies other than the respective entity’s functional currency (foreign currencies) are recognized at the rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary items denominated in foreign currencies are translated at the rates prevailing at that date. Non-monetary items carried at fair value that are measured at fair value in foreign currencies are translated at the rates prevailing at the date when the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated at the rate on the date of transaction.
Exchange differences arising from foreign currency transactions are recognized in profit or loss in the period in which they arise except for exchange differences on monetary items receivable from or payable to a foreign operation for which settlement is neither planned nor likely to occur (therefore forming part of the net investment in the foreign operation), which are recognized initially in other comprehensive income and reclassified from equity to profit or loss on disposal or partial disposal of the net investment.
On the disposal of a foreign operation (i.e. a disposal of the Company’s entire interest in a foreign operation, or a disposal involving loss of control over a subsidiary that includes a foreign operation), all the accumulated exchange differences in respect of that operation attributable to the Company are reclassified to profit or loss. In the case of a partial disposal (i.e. no loss of control) of a subsidiary that includes a foreign operation, the proportionate share of accumulated exchange differences are re-attributed to non-controlling interests and are not recognized in profit or loss.

c)Business Combinations
A business combination is defined as an acquisition of assets and liabilities that constitute a business. A business is an integrated set of activities and assets that consist of inputs, including non-current assets, and processes, including operational processes, that when applied to those inputs have the ability to create outputs that provide a return to the Company and its shareholders. A business also includes those assets and liabilities that do not necessarily have all the inputs and processes required to produce outputs, but can be integrated with the inputs and processes of the Company to create outputs. When acquiring a set of activities or assets in the exploration and development stage, which may not have outputs, the Company considers other factors to determine whether the set of activities or assets is a business.

Business combinations are accounted for using the acquisition method whereby identifiable assets acquired and liabilities assumed, including contingent liabilities, are recorded at their fair values at the acquisition date. The acquisition date is the date at which the Company obtains control over the acquiree, which is generally the date that consideration is transferred and the Company acquires the assets and assumes the liabilities of the acquiree. The Company considers all relevant facts and circumstances in determining the acquisition date.

The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the fair values of the assets at the acquisition date transferred by the Company, the liabilities, including contingent consideration, incurred and payable by the Company to former owners of the acquiree and the equity interests issued by the Company. The measurement date for equity interests issued by the Company is the acquisition date. When the cost of the acquisition exceeds the fair value of the identifiable assets acquired and liabilities assumed, the difference is recognized as goodwill. Acquisition related costs are expensed as incurred.

d)Revenue recognition

Revenue includes sales of gold doré, which is generally physically delivered to customers in the period in which it is produced, with the sales price based on prevailing spot market gold prices. The Company recognizes revenue when it transfers control of the gold doré to a customer. Generally, transfer of control occurs when the goods have been delivered to the customer. Payment is received on the date of or within a few days of the transfer of control.

e)Financial Instruments

Financial instruments are measured on initial recognition at fair value, plus, in the case of financial instruments other than those classified as fair value through profit or loss ("FVPL"), directly attributable transaction costs. Financial instruments are recognized when the Company become party to the contracts that give rise to them and are classified as amortized cost, fair value through profit or loss or fair value through other comprehensive income, as appropriate. The Company considers whether a financial liability contains an embedded derivative when the entity first becomes a party to it. The embedded derivatives are separated from the host contract if the host contract is not measured at fair value through profit or loss and when the economic characteristics and risks are not closely related to those of the host contract. Reassessment only occurs if there is a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required.
Financial assets at FVPL

Financial assets at FVPL include financial assets held for trading and financial assets not designated upon initial recognition as amortized cost or fair value through other comprehensive income ("FVOCI"). A financial asset is classified in this category principally for the purpose of selling in the short term, or if so designated by management. Transaction costs are expensed as incurred. On initial recognition, a financial asset that otherwise meets the requirements to be measured at amortized cost or FVOCI may be irrevocably designated as FVPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise. Financial assets measured at FVPL are measured at fair value with changes in fair value recognized in the consolidated statements of operations. Warrant investments are classified as FVPL.

Financial assets at FVOCI

On initial recognition of an equity investment that is not held for trading, an irrevocable election is available to measure the investment at fair value upon initial recognition plus directly attributable transaction costs and at each period end, changes in fair value are recognized in other comprehensive income ("OCI") with no reclassification to the consolidated statements of earnings. The election is available on an investment-by-investment basis. Investments in equity securities, where the Company cannot exert significant influence, are designated as financial assets at FVOCI.

Financial assets at amortized cost

A financial asset is measured at amortized cost if it is held within a business model whose objective is to hold assets to collect contractual cash flows and its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding, and is not designated as FVPL. Financial assets classified as amortized cost are measured subsequent to initial recognition at amortized cost using the effective interest method. Cash, restricted cash, trade receivables and certain other assets are classified as and measured at amortized cost.

Financial liabilities

Financial liabilities, including accounts payable and accrued liabilities and finance leases are recognized initially at fair value, net of transaction costs. After initial recognition, other financial liabilities are subsequently measured at amortized cost using the effective interest method. Gains and losses are recognized in net earnings when the liabilities are de-recognized as well as through the amortization process. Borrowing liabilities are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the statement of financial position date. Accounts payable and accrued liabilities and finance leases are classified as and measured at amortized cost.

Derivative instruments

Derivative instruments, including warrants and embedded derivatives, are measured at fair value on initial recognition and at each subsequent reporting period. Any gains or losses arising from changes in fair value on derivatives are recorded in net earnings.
Fair values

The fair value of quoted investments is determined by reference to market prices at the close of business on the statement of financial position date. Where there is no active market, fair value is determined using valuation techniques. These include using recent arm’s length market transactions; reference to the current market value of another instrument which is substantially the same; discounted cash flow analysis; and, pricing models.

Financial instrument fair value measurements are classified into a hierarchy based on the degree to which the fair value is observable as follows:

Level 1 fair value measurements are quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).
Impairment of financial assets
A loss allowance for expected credit losses is recognized in earnings for financial assets measured at amortized cost. At each balance sheet date, on a forward-looking basis, the Company assesses the expected credit losses associated with its financial assets carried at amortized cost and FVOCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk. The impairment model does not apply to investment in equity instruments.
The expected credit losses are required to be measured through a loss allowance at an amount equal to the 12-month expected credit losses (expected credit losses that result from those default events on the financial instrument that are possible within 12 months after the reporting date) or full lifetime expected credit losses (expected credit losses that result from all possible default events over the life of the financial instrument). A loss allowance for full lifetime expected credit losses is required for a financial instrument if the credit risk of that financial instrument has increased significantly since initial recognition.
De-recognition of financial assets and liabilities
A financial asset is de-recognized when either the rights to receive cash flows from the asset have expired or the Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party. If neither the rights to receive cash flows from the asset have expired nor the Company has transferred its rights to receive cash flows from the asset, the Company will assess whether it has relinquished control of the asset or not. If the Company does not control the asset then de-recognition is appropriate.
A financial liability is de-recognized when the associated obligation is discharged, canceled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the de-recognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in net earnings as a gain or loss on debt extinguishment.
f)Cash and cash equivalents
Cash and cash equivalents includes cash and short-term money market instruments with an original maturity of three months or less, or which are on demand.
g)Inventories and stockpiled ore
Inventories are valued at the lower of weighted average cost or net realizable value. Inventories include work-in-process inventory (stockpiled ore, gold in circuit), bullion inventories as well as materials and supplies inventory.
For work-in-process inventory, the costs of production include: (i) materials, equipment, labour and contractor expenses which are directly attributable to the extraction and processing of ore; (ii) depletion and depreciation of plant and equipment used in the extraction and processing of ore; and (iii) related production overheads (based on normal operating capacity). Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and costs of selling the final product.
Supplies and consumables are valued at the lower of weighted average cost and net realizable value.

h)Exploration & evaluation expenditures

Exploration expenditures relate to costs incurred in the initial search for mineral deposits with economic potential or in the process of obtaining more information about existing mineral deposits. The Company expenses exploration costs as incurred given the low degree of confidence that a future economic benefit will flow to the Company.

Evaluation expenditures are costs incurred to establish the technical and commercial viability of developing mineral deposits identified through exploration activities or by acquisition. The Company capitalizes evaluation costs when there is a high degree of correlation between the expenditure incurred and the discovery of specific mineral resources.

Capitalized evaluation costs are subsequently re-classified to Mining Interest once the technical feasibility and commercial viability of an exploration project has been demonstrated and is the point at which management decides to proceed with developing the project. This typically includes, but is not limited to, completion of an economic feasibility study and the receipt of the applicable construction and operating permits for the project. Future expenditures incurred in the development of that exploration project are subsequently accounted for in accordance with the Company’s Mining Interest policy, as described in note 2(i).

Prior to re-classification of capitalized evaluation costs to Mining Interest, the Company performs an impairment test, based on the recoverable amount. In addition, the carrying values of capitalized evaluation costs are reviewed for possible impairment when an impairment indicator exists, including but not limited a decision of abandonment in relation to the area of interest.

Capitalized evaluation costs are not subject to depletion until they are re-classified to Mining Interest, at which point they are depleted in accordance with the Company’s Mining Interest policy as described in note 2(i).

i)Mining interest

Mining interests represent capitalized expenditures related to the development of mining properties, related plant and equipment and expenditures arising from property acquisitions. Upon disposal or abandonment, the carrying amounts of mining interests are de-recognized and any associated gains or losses are recognized in profit or loss.
Mining properties

Purchased mining properties are recognized as assets at their cost of acquisition or at fair value if purchased as part of a business combination. The Company expenses exploration expenditures and near term ore development costs as incurred. Near term development costs occur in areas where the Company expects production to occur within the subsequent 12 months. Property acquisition costs, longer term development, and costs incurred to expand ore reserves are capitalized if the criteria for recognition as an asset are met.

The carrying amounts of mining properties are depleted using the unit-of-production ('UOP') method over the estimated recoverable ounces, when the mine is capable of operating at levels intended by management. Under this method, depletable costs are multiplied by the number of ounces produced, and divided by the estimated recoverable ounces contained in proven and probable reserves and a portion of resources where it is considered highly probable that those resources will be economically extracted.

A mine is capable of operating at levels intended by management when: (i) operational commissioning of major mine and plant components is complete; (ii) operating results are being achieved consistently for a period of time; (iii) there are indicators that these operating results will be continued; and (iv) other factors are present, including one or more of the following:
–a significant portion of plant/mill capacity has been achieved;
–a significant portion of available funding is directed towards operating activities;
–a pre-determined, reasonable period of time has passed; or significant milestones for the development of the mining property have been achieved.
Management reviews the estimated total recoverable ounces contained in depletable reserves and resources at each financial year end, and when events and circumstances indicate that such a review should be made. Changes to estimated total recoverable ounces contained in depletable reserves and resources are accounted for prospectively.

Deferred Stripping Costs

In open pit mining operations, it is necessary to remove overburden and other waste materials to access ore from which minerals can be extracted economically, the process of which is referred to as stripping. Once an open pit mining operation (or pit) is determined to no longer be in the pre-production stage, costs are either capitalized to inventory or, if it qualifies as an open pit stripping activity that provides a future benefit, to deferred stripping costs within Mining Interests.

Production phase stripping costs, which are those incurred during the production stage of a mine (or pit), are accounted for as costs of inventory produced during the period, unless these costs are expected to provide a future economic benefit to an identifiable component of the ore body.

Production phase stripping costs generate a future economic benefit when the related stripping activity improves access to a component of the ore body to be mined in the future, increases the fair value of the mine (or pit) or increases its productive capacity. Production phase stripping costs that are expected to generate a future economic benefit are capitalized as deferred stripping costs within Mining Interest.

Deferred stripping costs are depreciated on a UOP basis whereby the denominator is the estimated ore tonnes considered probable of economic extraction based on the current LOM plan that benefit from the stripping activity.
Plant and equipment
Plant and equipment is carried at cost less accumulated depreciation and impairment losses or initially measured at fair value if purchased as part of a business combination. The cost of plant and equipment comprises its purchase price, any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management, the estimated close down and restoration costs associated with the asset and borrowing costs incurred that are attributable to qualifying assets as noted in note 3(j).
Depreciation is recorded on a straight-line or UOP basis, over the shorter of the useful life of the asset or the remaining LOM. The LOM is based on estimated recoverable ounces contained in proven and probable reserves and a portion of resources where it is considered highly probable that those resources will be economically extracted. Depreciation associated with plant and equipment which is utilized in the development of an asset is capitalized as development costs attributable to the related asset.
Estimated useful lives for depreciable plant and equipment normally vary from two to twenty years.
Assets under construction are depreciated when they are substantially complete and available for their intended use, over their estimated useful lives. Management reviews the estimated useful lives and depreciation methods of the Company’s plant and equipment at the end of each financial year, and when events and circumstances indicate that such a review should be made. Changes to estimated useful lives or depreciation methods resulting from such review are accounted for prospectively.
Right-of-use assets
Contracts that convey the right to the Company to control the use of an identified asset for a period of time in exchange for consideration is accounted for as a lease, resulting in the recognition of a right-of-use ('ROU') asset at the commencement of the lease. The ROU asset is measured at cost and includes the following:
    (i) the amount of the initial measurement of the lease liability;
    (ii) any lease payments made at or before the commencement dates, less any lease incentives received;
    (iii) any initial direct costs; and
(iv) an estimate of costs to restore the underlying asset, and any site upon which it is located, to the condition required by the terms and conditions of the lease.
ROU assets are depreciated on a straight-line basis over the shorter of the asset's useful life and the lease term.
j)Intangibles

Intangible assets acquired by way of an asset acquisition or business combination are recognized if the asset is separable or arises from contractual or legal rights and the fair value can be measured reliably on initial recognition. Definite life intangibles, such as contract assets, are subsequently depreciated over the life of the contract on a straight-line basis. Indefinite life intangibles are not depreciated but are subject to impairment considerations discussed in note 3(l).

k)Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset (i.e. an asset that necessarily takes a substantial period of time to get ready for its intended use or sale) are capitalized as part of the cost of the asset. Borrowing costs incurred to finance qualifying assets that from part of general borrowings are capitalized based upon a weighted average capitalization rate. All other borrowing costs are expensed in the period they occur. Capitalization of borrowing costs ceases when the asset is substantially complete or if active development is suspended or ceases.

l)Impairment of non-financial assets

Assets that have an indefinite useful life, such as goodwill, are not subject to amortization and are tested annually for impairment or whenever indicators of impairment exist. Assets that are subject to amortization, depletion or depreciation are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount of assets is the greater of their fair value less costs to sell and value in use.

Fair value less costs to sell is based on an estimate of the amount that the Company may obtain in a sale transaction on an arm’s-length basis. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For an asset that does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the cash generating unit ('CGU') to which the asset belongs. The Company’s CGUs are the lowest level of identifiable groups of assets that generate cash inflows that are largely independent of the cash inflows from other assets or groups of assets. Where a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual CGUs, otherwise they are allocated to the smallest group of CGUs for which a reasonable and consistent allocation basis can be identified.

An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depletion or depreciation, if no impairment loss had been recognized.
m)Leases

The Company recognizes contracts that convey the right to control the use of an identified asset for a period of time in exchange for consideration as a lease, with an ROU asset and corresponding lease liability recognized at the commencement date of the lease. ROU assets are recognized as discussed in note 3(i) whereas lease liabilities are initially measured at the present value of the remaining lease payments, discounted using the interest rate implicit in the lease or, if not readily determinable, the Company's incremental borrowing rate. Lease payments included in the measurement of a lease liability include:
•fixed payments, including in-substance fixed payments;
•variable lease payments that depend on an index or a rate;
•amounts expected to be payable under a residual value guarantee; and
•the exercise price of a purchase option if the Company is reasonably certain to exercise that option, lease payments in an optional renewal period if the Company is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Company is reasonably certain it will not terminate early.

Lease liabilities are measured at amortized cost using the effective interest method. Lease liabilities are subsequently remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if the Company changes its assessment of whether it is reasonably certain that it will exercise a purchase, extension or termination option.

Finance charges are recorded as finance costs within net earnings, unless they are attributable to qualifying assets, in which case they are capitalized.

n)Share based payments

The Company has the ability under certain share based compensation plans (notes 17 and 20(b(i)) to grant equity based awards to directors, senior officers and employees of, or consultants to, the Company or employees of a corporation providing management services to the Company.

i) Stock Options

The grant date fair value of the estimated number of stock options awarded to employees, officers and directors that will eventually vest, is recognized as share based compensation expense over the vesting period of the stock options with a corresponding increase to equity. The grant date fair value of each stock option granted is estimated on the date of the grant using the Black-Scholes option-pricing model and is expensed over the vesting period, based on the Company’s estimate of equity instruments that will eventually vest. At the end of each reporting period, the Company revises its estimate of the number of equity instruments expected to vest and adjusts the amount of recorded compensation expense accordingly. The impact of the revision of the original estimates, if any, is recognized in net earnings or capitalized in mining properties such that the accumulated expense reflects the revised estimate, with a corresponding adjustment to the share based payment reserve. The share based payment cost is recognized in net earnings or capitalized in mining properties (for options granted to individuals involved on specific projects).
For transactions with non-employees, the fair value of the equity settled awards is measured at the fair value of the goods or services received, at the date the goods or services are received by the Company. In cases where the fair value of goods or services received cannot be reliably estimated, the Company estimates the fair value of the awards at the date of grant.

ii) Long-term Incentive Plan

The performance share units (“PSUs”) and restricted share units (“RSUs”) awarded to eligible executives and employees are settled in cash, common shares, or a combination therein. They are measured at fair value at grant date. The fair value of the estimated number of PSUs and RSUs awarded that are expected to vest is recognized as share based compensation expense over the vesting period of the PSUs and RSUs. A corresponding amount is recorded as share based liabilities, as RSUs and PSUs are treated as cash-settled share based payments, until the liability is settled through a cash payment. At each reporting date and on settlement, the share based liability is remeasured, with changes in fair value recognized as share based compensation expense in the period.
iii) Deferred Share Units
Deferred share units (“DSUs”) awarded to non-executive directors will be settled in cash, common shares, or a combination thereof on the date when a director ceases to be a director. The fair value of the DSUs awarded, representing the market price of the Company’s shares, is recognized as share based compensation expense at grant date, as the units vest immediately, with a corresponding amount recorded as a share based liability. Until the DSU liability is settled, the fair value of the DSUs is remeasured at the end of each reporting period and at the date of settlement, with changes in fair value recognized as share based compensation expense in the period.
o)Pension plans
The Company has a defined contribution pension plan for its Canadian employees whereby the Company contributes a fixed percentage of the employees’ salaries to the pension plan. The employees are able to direct the contributions into a variety of investment funds offered by the plans. In Australia, the Company contributes a fixed percentage of the employees’ salaries to a federally mandated preservation fund of the employee's choice. Pension costs associated with the Company’s required contributions under the plans are recognized as an expense when the employees have rendered service entitling them to the contribution and are charged to net earnings, or capitalized to mining interests for employees directly involved in the specific projects.
p)Deferred income tax
Taxes, comprising both income taxes and mining taxes, are recognized in net earnings, except when they relate to items recognized in other comprehensive income or directly in equity, in which case the related taxes are recognized in other comprehensive income, or directly in equity, respectively.
Deferred income taxes are recognized in the consolidated financial statements using the balance sheet liability method of accounting, and are recognized for unused tax losses, unused tax credits and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. As an exception, deferred tax assets and liabilities are not recognized if the temporary differences arise from the initial recognition of goodwill or an asset or liability in a transaction (other than in a business combination) that affects neither accounting profit nor taxable profit.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled based on the tax rates (and tax laws) that have been enacted or substantively enacted at the statement of financial position date.
Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which temporary differences can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.
Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current assets and liabilities on a net basis.
q)Share capital
Common shares issued by the Company are classified as equity. Incremental costs directly attributable to the issue of new common shares are recognized in equity, net of tax, as a deduction from the share proceeds (share issue costs).
r)Provisions
Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period. If the effect of the time value of money is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.
Contingent liabilities are not recognized in the consolidated financial statements, if not estimable and probable, and are disclosed in notes to the consolidated financial statements unless their occurrence is remote. Contingent assets are not recognized in the consolidated financial statements unless the Company is virtually certain to recover the asset, but are disclosed in the notes if their recovery is deemed probable.
Environmental rehabilitation
Provisions for environmental rehabilitation are made in respect of the estimated future costs of closure and restoration and for environmental rehabilitation costs (which include the dismantling and demolition of infrastructure, removal of residual materials and remediation of disturbed areas) in the accounting period when the related environmental disturbance occurs. If the impact of discounting is material, the provision is discounted using a pre-tax rate and the unwinding of the discount is included in finance costs. At the time of establishing the provision, a corresponding asset is capitalized and is depreciated on a UOP basis. The provision is reviewed on an annual basis for changes in cost estimates, changes in legislation, discount rates and operating lives.
Changes to estimated future costs are recognized in the statement of financial position by adjusting the rehabilitation asset and liability. For closed or non-operating sites, changes to estimated costs are recognized immediately in net earnings if the carrying value of the CGU to which it relates will not be fully recovered.
s)Earnings per share
Basic earnings per share is computed by dividing the net earnings attributable to common shareholders by the weighted average number of common shares outstanding for the relevant period. The Company follows the treasury stock method in the calculation of diluted earnings per share. The treasury stock method assumes that outstanding stock options with an average exercise price below the market price of the underlying shares are exercised and the assumed proceeds are used to repurchase common shares of the Company at the average market price of the common shares for the period.